Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy, through direct or indirect ownership, retains the majority of the voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All significant intercompany balances and transactions and any intercompany profit or loss on assets remaining with the Group have been eliminated in the accompanying consolidated financial statements.

The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets specified in Accounting Standards Codification (ASC or Codification) 810-10-40-3A. When control is lost, the Company derecognizes the assets and liabilities of the qualifying subsidiary or group of assets. The Financial Accounting Standards Board (“FASB”) concluded that the loss of control and the related deconsolidation of a subsidiary or derecognition of a group of assets specified in ASC 810-10-40-3A is a significant economic event that changes the nature of the investment held in the subsidiary or group of assets. Based on this consideration, a gain or loss is recognized upon the deconsolidation of a subsidiary or derecognition of a group of assets.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels’ impairment and determination of goodwill impairment.

(c)	Foreign Currency Translation

Seanergy’s functional currency is the United States dollar since the Company’s vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of loss.

(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers, receives charter hires in advance and generally does not require collateral for its accounts receivable.

(e)	Cash and Cash Equivalents

Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.

(f)	Term Deposits

Seanergy classifies time deposits and all highly liquid investments with an original maturity of more than three months as Term Deposits.

(g)	Restricted Cash

Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company, which are legally restricted as to withdrawal or use. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

(h)	Accounts Receivable Trade, Net

Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. Receivables related to spot voyages are determined to be unconditional and are included in “Accounts Receivable Trade, Net”. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Company assessed its accounts receivable, trade and its credit risk relating to its charterers, following the outbreak of COVID-19 and the effect that this could have on its accounts. The Company also assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2020. No provision for doubtful accounts was established as of December 31, 2020 and 2019.

(i)	Inventories

Inventory is measured at the lower of cost or net realizable value according to the provisions of ASU 2015-11, Inventory. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  Cost is determined by the first in, first out method.

(j)	Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors’ and officers’ liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management’s expectations as to their collection dates. The Company assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2020 and thus no provision for credit losses was recorded as of those dates.

(k)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

In addition, other long-term investments, referred to equipment for the vessels not yet installed, are included in “Deferred charges and other-long term investments, non-current” in the consolidated balance sheets. Amounts paid for this equipment are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

(l)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton. Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

(m)	Impairment of Long-Lived Assets (Vessels)

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus unamortized dry-docking costs and cost of any equipment not yet installed, may not be recoverable. The volatile market conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels.

The Company determines undiscounted projected operating cash flows for each vessel and compares it to the vessel’s carrying value, plus unamortized dry-docking costs and cost of any equipment not yet installed. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition are less than the vessel’s carrying value, plus unamortized dry-docking costs and cost of any equipment not yet installed, the Company impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.

(n)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the expected date of the next dry-docking which is scheduled to become due in 2 to 3 years. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. Amounts are included in “Deferred charges and other long-term investments, non-current”.

(o)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(p)	Revenue Recognition

Revenues are generated from time charters, bareboat charters and spot charters. A time charter is a contract for the use of a vessel as well as vessel operations for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance. Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo.

Time charter revenue, including bareboat charter revenue, is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel’s off hire days due to major repairs, dry dockings or special or intermediate surveys (Note 2(p)).

Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage from loading to discharge, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured.  For voyage charters, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Demurrage income, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the years ended December 31, 2020, 2019 and 2018 was $819, $1,528 and $2,108, respectively.

Despatch expense, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments to the charterer by the vessel owner when loading or discharging time is faster than the stipulated time in the voyage charter agreements. Despatch expense for the years ended December 31, 2020, 2019 and 2018 was $133, $432 and $612, respectively.

The following table presents the Company’s income statement figures derived from spot charters for the year ended December 31, 2020:

December 31, 2020
Vessel revenues, net of commissions	27,033
Voyage expenses	(17,099)
Total	9,934

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at December 31, 2020 and 2019:

	December 31,
	2020	2019
Accounts receivable trade, net from spot charters	801	653
Accounts receivable trade, net from time charters	-	1,110
Total	801	1,763

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The current portion of Deferred revenue as of December 31, 2020 was $4,510 and relates entirely to ASC 842. The non-current portion of Deferred revenue as of December 31, 2020 relates entirely to ASC 842 and is related to scrubber premiums (i.e. increased daily hire rates provided for by the chartering agreements) for scrubber-fitted vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party, except for unearned revenue, which represents cash received in advance of services which have not yet been provided. Revenue recognized in 2020 from amounts included in deferred revenue at the beginning of the period was $4,296.

(q)	Leases

In February 2016, the FASB issued ASU No. 2016-02 - Leases (ASC 842), and as amended, it requires lessees to recognize most leases on the balance sheet. The Company early adopted ASC 842, as amended from time to time, retrospectively from January 1, 2018. The Company also elected to apply the additional and optional transition method to new and existing leases at the adoption date as well as all the practical expedients which allowed the Company’s existing lease arrangements, in which it was a lessee or lessor, classified as operating leases under ASC 840 to continue to be classified as operating leases under ASC 842. The Company concluded that the criteria for not separating lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. In this respect, the Company accounts for the combined component as an operating lease in accordance with ASC 842. The Company recognizes income from lease payments over the lease term on a straight line basis. The Company assessed its new time charter contracts at the adoption date under the new guidance and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company recognizes income for variable lease payments in the period when changes in facts and circumstances on which the variable lease payments occur. Rental income on the Company’s time charterers is mostly calculated at an index linked rate based on the five T/C routes rate of the Baltic Capesize Index.

The following table presents the Company’s income statement figures derived from time charters for the year ended December 31, 2020:

December 31, 2020
Vessel revenues, net of commissions	36,312
Voyage expenses	(1,468)
Total	34,844

Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2020, 2019 and 2018 were:

Customer	2020	2019	2018
A	23%	-	-
B	-	19%	26%
C	-	18%	21%
D	18%	15%	-
E	-	-	11%
Total	41%	52%	58%

As of December 31, 2020, the Company has entered into six long-term time charter agreements for periods of thirty-three to sixty months, with charterer’s option to extend all time charters. The first time charter commenced on November 7, 2018. Two time charters commenced in the third quarter of 2019. Two time charters commenced in the fourth quarter or 2019 and the remaining time charter commenced in the second quarter of 2020. Certain time charters provide for the option to extend the duration of the charter.

During 2020, the Company successfully installed exhaust gas cleaning systems, or scrubbers, on one of these six vessels. During 2019, the Company successfully installed exhaust gas cleaning systems, or scrubbers, on five of these six vessels. A portion of the scrubbers cost was paid for by the charterers, where such portion is provided for by the chartering agreements as an increased daily rate or as a prepayment, which the Company accounts for on a straight-line basis over the minimum duration of each charter party. Amounts received in advance related to scrubber increased daily rates are recorded in Other current assets in the accompanying balance sheets.

Office lease

In April 2018, the Company moved into new office spaces. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The Company has assessed the lease for impairment, and since no impairment indicators existed, no impairment charge was recorded. The Company recognized a right of use asset for rental of office space at the adoption date.

(r)	Sale and Leaseback Transactions

In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

(s)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties are included in “Commissions” while brokerage commissions to third parties are included in “Voyage expenses”.

(t)	Vessel Voyage Expenses

Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements, bareboat charters and other non-specified voyage expenses. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer, and contract fulfillment costs, are capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company has adopted the practical expedient not to capitalize incremental costs when the amortization period (voyage period) is less than one year. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. Voyage costs arising as performance obligation are expensed as incurred.

(u)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses”.

(v)	Financing Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid are expensed in the period the repayment is made. The Company presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying balance sheets.

(w)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized, when applicable, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses.

Maritime Capital Shipping (HK) Limited, the Company’s former management company, is subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the year. The estimated profits tax for the year ended December 31, 2020 is $NIL.

Seanergy Management Corp. (“Seanergy Management”), the Company’s management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2021 by Seanergy Management for 2020 is estimated at $93 and is included in “General and administration expenses”.

Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”), the Company’s second management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2021 by Seanergy Shipmanagement for 2020 is estimated at $NIL.

Two of the Company’s subsidiaries are registered in Malta since May 23, 2018. No tax expense has been recognized for the years presented in these financials statements.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).

(x)	Stock-based Compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services as well as to non-employees. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period. The Company assumes that all non-vested shares will vest. The Company does not include estimated forfeitures in determining the total stock-based compensation expense because it estimates the forfeitures of non-vested shares to be immaterial. The Company re-evaluates the reasonableness of its assumption at each reporting period.

(y)	Earnings (Losses) per Share

Basic earnings (losses) per common share are computed by dividing net income (loss) available to Seanergy’s shareholders by the weighted average number of common shares outstanding during the period. Unvested shares granted under the Company's incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two class method. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Equity Incentive Plan. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible notes. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

(z)	Segment Reporting

Seanergy reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, Seanergy has determined that it operates under one reportable segment. Furthermore, when Seanergy charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.

(aa)	Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(ab)	Debt Modifications and Extinguishments

The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This Subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment. Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

(ac)	Troubled Debt Restructurings

A restructuring of a debt constitutes a troubled debt restructuring if the lender or creditor for economic or legal reasons related to the Company’s financial difficulties grants a concession to the Company that it would not otherwise consider. Troubled debt that is fully satisfied by foreclosure, repossession, or other transfer of assets or by grant of equity securities by the Company is included in the term troubled debt restructuring and is accounted as such.

The Company, when issuing or otherwise granting an equity interest to a lender or creditor to fully settle a payable or debt, accounts for the equity interest granted at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable or debt settled is recognized as a gain on restructuring of payables or debt. Legal fees and other direct costs incurred in granting an equity interest to a creditor reduce the fair value of the equity interest issued. All other direct costs incurred in connection with a troubled debt restructuring are deducted in measuring gain on restructuring or expensed for the period if no gain is recognized.

(ad)	Convertible Notes and related Beneficial Conversion Features

The convertible notes are accounted for in accordance with ASC 470-20 “Debt with Conversion and Other Options.” The terms of each convertible note included an embedded conversion feature which provided for a conversion at the option of the holder into shares of common stock at a predetermined rate.  The Company determined that the conversion features were beneficial conversion features (“BCF”) pursuant to ASC 470-20. The Company considered the BCF guidance only after determining that the features did not need to be bifurcated under ASC 815 “Derivatives and Hedging” or separately accounted for under the cash conversion literature of ASC 470-20.

Accounting for an embedded BCF in a convertible instrument requires that the BCF be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of the BCF to additional paid-in capital, resulting in a discount on the convertible instrument. This discount is accreted from the date on which the BCF is first recognized through the stated maturity date of the convertible instrument using the effective yield method. If the intrinsic value of the BCF is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF is limited to the amount of the proceeds allocated to the convertible instrument. The intrinsic value of the BCF is determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. The BCF is not reassessed following any amendments to the terms of the convertible notes. If the modification or exchange of a convertible note is not accounted for as an extinguishment, the accounting for the change in the fair value of the conversion option follows the guidance of ASC 470-50-40-15.

(ae)	Distinguishing Liabilities from Equity

The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company in its assessment for the accounting of the warrants issued in connection with the May 13, 2019 public offering, the Jelco Private Placement (mentioned below), the Class D warrants issued in connection with the April 2, 2020 public offering, the Class E warrants issued in connection with the August 20, 2020 underwritten public offering as well as the restructuring agreement with Jelco in December 2020 has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the warrants should be classified as equity instead of liability. The Company further analyzed key features of the warrants to determine whether these are more akin to equity or to debt and concluded that the warrants are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. Upon exercise of the warrants, the holder is entitled to receive common shares. ASC 480 requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. No warrants were classified as liabilities.

(af)	Going Concern

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern. ASU No. 2014-15 provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures.  For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

In 2020, the outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international dry-bulk shipping industry into which the Company operates. As of December 31, 2020, the impact of the outbreak of COVID-19 virus resulted in low time charter rates throughout the year, decreased revenues and increased crew and dry-docking costs. As the situation continues to evolve, it is difficult to predict the long-term impact of the pandemic on the industry. As a result, many of the Company’s estimates and assumptions, mainly future revenues for unfixed days, carry a higher degree of variability and volatility. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the severe market disruption and is making necessary precautions to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.

Recent Accounting Pronouncements Adopted

On January 1, 2020, the Company adopted ASU No.  2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard, including the codification improvements issued in November 2018, requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In November 2018, FASB issued ASU 2018-19, Codification Improvements to topic 326, Financial Instruments-Credit Losses. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief, which is the final version of Proposed Accounting Standards Update 2019-100—Targeted Transition Relief for Topic 326, Financial Instruments—Credit Losses, which has been deleted. This Update provides entities with an option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for certain financial assets upon the adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. In December 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. This update introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. The adoption of this standard, as amended, did not have a material effect in the Company’s consolidated financial statements and related disclosures as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2020 and thus no provision for credit losses was recorded as of those dates.

On January 1, 2020, the Company adopted ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement, which improves the effectiveness of fair value measurement disclosures. The amendments in the Update apply to all entities that are required under existing GAAP, to make disclosures about recurring and non-recurring fair value measurements. The adoption of ASU No. 2018-13 did not have a material effect in the Company’s consolidated financial statements and disclosures.

On January 1, 2020, the FASB issued ASU 2019-08, Codification Improvements—Share-Based Consideration Payable to a Customer. The amendments in this update require that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in Topic 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with Topic 718. The grant date is the date at which a grantor (supplier) and a grantee (customer) reach a mutual understanding of the key terms and conditions of a share-based payment award. The classification and subsequent measurement of the award are subject to the guidance in Topic 718 unless the share-based payment award is subsequently modified and the grantee is no longer a customer. The adoption of ASU No. 2019-08 did not have a material effect in the Company’s consolidated financial statements and disclosures.

Recent Accounting Pronouncements – Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020.  An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. Currently the Company does not have any contracts that have been changed to a new reference rate, but will continue to evaluate its contracts and the effects of this standard on the Company’s consolidated financial position, results of operations, and cash flows.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share (“EPS”) calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB has specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.